Acquisition (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 31, 2022 CNY (¥)	May 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 31, 2020
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				¥ 547,450
Equity Method Investments				2,162,872	¥ 2,476,868		$ 313,587
Non-controlling interests				228,162
Business combination step acquistion equity interest in acquiree remasurement gain loss				307,185	0	¥ 52,820
Harbin Shan Shan [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage						100.00%
Equity Method Investment, Aggregate Cost						¥ 1,255,895
Equity Method Investments						¥ 52,820
Third Party Investor [Member] | Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			20.00%
Proceeds from contributions from third party investor				38,500	¥ 16,000
Equity interest in acquiree agreed to be contributed by third party.			¥ 60,000
Ningbo Shanjing [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								30.38%
Cash Consideration		¥ 236,250
Harbin Shan Shan [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								40.00%
Cash Consideration		¥ 311,200
Guiyang Shan Shan Guangda Outlets Plaza Co Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						60.00%
Cash Consideration						¥ 180,000
Current assets						10,793
Property and equipment						342,227
Land use rights						85,746
Current liabilities						142,553
Non-controlling interests						¥ 118,485
Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Cash Consideration			¥ 149,210
Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member] | Construction in Progress [Member]
Business Acquisition [Line Items]
Current assets			401
Property and equipment			2,293
Land use rights			170,983
Current liabilities			¥ 24,467
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd ("Zhengzhou Shan Shan")
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%
Payments to Acquire Businesses, Gross	¥ 553,700			553,700
Property and equipment				989,334
Land use rights				¥ 390,590
Business combination step acquisition equity interest in acquiree including subsequent acquistion percentage	100.00%
Business acquisition step acquistion equity interest in acquiree fair value	¥ 760,200
Business combination step acquistion equity interest in acquiree remasurement gain loss	¥ 307,185